Short-Term Borrowings (Narrative) (Details) $ in Millions		9 Months Ended	12 Months Ended
	Feb. 20, 2025 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 1,520	$ 520
Discharge period	60 days
$2B Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity		2,000
Increments in additional borrowing capacity	$ 100	100
Spread over variable rate			0.00%
Maximum indebtedness amount before default		$ 150	$ 150
Discharge period		60 days	60 days
$2B Credit Facility [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	2,000
$2B Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Spread over variable rate		0.00%
Commitment fee		0.06%	0.06%
Debt to capitalization ratio		0.65	0.65
$2B Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Increments in additional borrowing capacity		$ 650
Spread over variable rate		0.25%	0.25%
Commitment fee		0.175%	0.175%
Debt to capitalization ratio		1	1
$2B Credit Facility [Member] | Maximum [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Increments in additional borrowing capacity	$ 650
Commercial Paper [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 3,000	$ 2,000
Credit facility, term		397 days
Commercial Paper [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Credit facility, term			397 days
Secured Overnight Financing Rate (SOFR) [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Spread over variable rate		0.75%
Secured Overnight Financing Rate (SOFR) [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Spread over variable rate		1.25%
Secured Overnight Financing Rate (SOFR) [Member] | $2B Credit Facility [Member]
Line of Credit Facility [Line Items]
Interest rate adjustment		0.10%	0.10%
Variable rate plus interest rate adjustment		1.00%	1.00%
Secured Overnight Financing Rate (SOFR) [Member] | $2B Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Spread over variable rate			0.75%
Secured Overnight Financing Rate (SOFR) [Member] | $2B Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Spread over variable rate			1.25%
Federal Funds Effective Rate or Overnight Bank Funding Rate [Member] | $2B Credit Facility [Member]
Line of Credit Facility [Line Items]
Spread over variable rate		0.50%	0.50%